Stockholders' Equity - Fair Value of Employee Stock Options (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value	$ 3.65	$ 1.28	$ 5.86
Dividend yield	0.00%	0.00%	0.00%
Volatility	81.00%	81.00%	75.00%
Risk-free interest rate	2.87%	1.92%	1.49%
Expected life of options	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days